Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases
Schedule of Right-of Use Asset and Lease Information About Operating Lease

The following summarizes the ROU lease expense components and cash flow information for the Company’s operating leases:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023

Operating lease cost	$22,947	$25,193	$45,894	$42,737
Variable lease cost	9,937	-	20,377	-
Sublease income	(2,163)	(2,121)	(4,326)	(4,242)
Total lease cost	$30,721	$23,072	$61,945	$38,495

Cash paid for operating cash flows from operating leases	$22,707	$23,331	$45,189	$42,771
Right-of-use assets obtained in exchange for new operating lease liability	$-	$-	$-	$365,556

The following summarizes the right-of use asset and lease information for the Company’s operating leases:

	Years Ended
	December 31,
	2023	2022

Operating lease cost	112,022	70,175
Variable lease cost	24,222	—
Sublease income	(7,819)	(7,070)
Total lease cost	128,425	63,105

Other information
Operating cash flows from operating leases	95,641	76,248
Right-of-use assets obtained in exchange for new operating lease liabilities	365,556	—

Weighted-average remaining lease term - operating leases (year)	4.67	0.80
Weighted-average discount rate - operating leases	10.48%	10%

Schedule of Balance Sheet Information Related to Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	June 30,	December 31,
	2024	2023

Weighted-average remaining lease term (year)	4.18	4.98
Weighted-average discount rate	10.48%	10.46%

Schedule of Future Non-cancelable Minimum Lease Payments Under Operating Lease Liability

Future non-cancelable minimum lease payments under the operating lease liability as of June 30, 2024, are as follows:

Years Ended December 31,
2024 (excluding the six months ended June 30, 2024)	$46,313
2025	94,246
2026	97,074
2027	99,986
2028	68,235
Total future minimum lease payments	405,854
Less: imputed interest	(76,737)
Present value of payments	$329,117

Future non-cancelable minimum lease payments under the operating lease liability as of December 31, 2023, are as follows:

Years ended December 31,
2024	$91,502
2025	94,247
2026	97,074
2027	99,986
2028	68,235
Total future minimum lease payments	451,044
Less: imputed interest	(94,438)
Present value of payments	$356,606